Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss		$ (39,445,633)	$ 576,919
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization		177,756	98,435
Amortization of debt issuance costs		5,803,988
Loss on issuance of warrants		25,318,519
Share-based compensation		1,424,125
Provision for bad debts		46,705
Gain on sale			(475,419)
Changes in assets and liabilities:
Accounts payable		857,858	2,953
Accounts receivable		(29,093)	(131,144)
Inventories		43,752	73,760
Prepaid expenses and other current assets		(2,581,642)	(30,416)
Accrued expenses and other current liabilities		(6,788,607)	232,831
Net cash provided by (used in) operating activities		(15,172,272)	347,919
Cash flows from investing activities:
Purchases of property and equipment		(82,644)	(33,132)
Proceeds from sale of land and building			808,395
Net cash provided by (used in) investing activities		(82,644)	775,263
Cash flows from financing activities:
Net proceeds from issuance of common stock		11,529,152
Net borrowings under convertible notes		7,000,000
Fees paid for financing costs		(560,000)
Repayments under lines of credit			(367,976)
Repayments under notes payable		(27,644)	(11,073)
Due to Former Parent		3,028,154	(262,869)
Net cash provided by (used in) financing activities		20,969,662	(641,918)
Net increase in cash and cash equivalents and restricted cash		5,714,746	481,264
Cash and cash equivalents and restricted cash, beginning of the year		911,194	176,759
Cash and cash equivalents and restricted cash, end of the period	$ 911,194	6,625,940	658,023
Supplemental disclosure of cash flow information:
Cash paid for interest		203	47,327
Cash paid for income taxes
Right of use assets		98,736
Operating lease liabilities		98,736
Issuance of warrants to noteholders and placement agent		3,905,458
Original issue discount		3,333,333
Accrued placement agent fees for equity placement		480,000
Accrued placement agent fees for debt placement
Issuance of common stock upon the distribution from Vinco Ventures, Inc.		18,805
Previously Reported [Member]
Cash flows from operating activities:
Net loss	(643,233)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(7,033,350)
Accrued expenses and other current liabilities	126,627
Customer deposit	6,999,980
Net cash provided by (used in) operating activities	(549,976)
Cash flows from investing activities:
Loan-held for investment, related party	(4,000,000)
Net cash provided by (used in) investing activities	(4,000,000)
Cash flows from financing activities:
Due to parent	4,616,551
Net cash provided by (used in) financing activities	4,616,551
Net increase in cash and cash equivalents and restricted cash	66,575
Cash and cash equivalents and restricted cash, beginning of the year		$ 66,575
Cash and cash equivalents and restricted cash, end of the period	66,575
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes